Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Litigation proceedings of the Company and Subsidiaries - Additional Information (Detail)
$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
					12 Months Ended
	Dec. 28, 2017 USD ($)	Dec. 28, 2017 COP ($)	Dec. 18, 2017 USD ($)	Dec. 18, 2017 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 COP ($) item	Dec. 31, 2013 USD ($) plaintiff	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 COP ($)	May 15, 2018 USD ($)	May 15, 2018 COP ($)	Dec. 31, 2013 COP ($)
Disclosure Of Other Provisions [Line Items]
Litigation cost					$ 8,617	$ 35,073,000
Provisions											$ 88,973
Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings														$ 82,800	$ 337,000
Product Liability Risks Litigation and Other Provision [Member] | Emgesa SA E.S.P. [Member]
Disclosure Of Other Provisions [Line Items]
Number of plaintiffs | plaintiff									1,400
Decrease in plaintiffs' income from handicrafts or entrepreneurial activities									30.00%
Estimated amount of litigation proceedings									$ 7,523							$ 30,619,930
Administrative Special Public Utilities Unit [Member]
Disclosure Of Other Provisions [Line Items]
Number of fewer lights in inventory | item							8,661	8,661
Administrative Special Public Utilities Unit [Member] | Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Litigation cost	$ 34,426	$ 113,082,000
Restated debt							$ 3,546	$ 14,433,000
Payment			$ 5,995	$ 24,400,000
Litigation settlement, value			$ 21,793	$ 88,698,000
Lawsuit
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings										$ 5,023,208	5,898
Lawsuit | Enel Distribucion Peru S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings											38,673
Administrative Claim, Non-compliance of Works [Member] | Edesur S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings											30,189	$ 3,100,000
Writ Of Mandamus Against Liquidator [Member] | Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings											$ 8,617		$ 35,073,000